Leases - Summary of Lease Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease right-of-use assets	$ 26,225	$ 28,370	$ 38,922
Current liabilities:
Operating lease liabilities, current	11,236	11,290	15,910
Long-term
Operating lease liabilities, non-current	27,930	30,809	40,317
Operating lease liabilities	$ 39,200	$ 42,099	$ 56,227